UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2464

MFS SERIES TRUST IX

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31*

Date of reporting period: April 30, 2008

*	This Form N-CSR filing pertains to the MFS Inflation-Adjusted Bond Fund, a series of the Registrant. The remaining series of the Registrant do not have a fiscal year end of October 31.

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Inflation-Adjusted Bond Fund

Note to Shareholders: At the close of business on April 18, 2008, Class R shares and Class R2 shares converted into Class R3 shares.

Following the conversion, Class R3, Class R4, and Class R5 were renamed Class R2, Class R3, and Class R4, respectively.

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

4/30/08

IAB-SEM

LETTER FROM THE CEO

Dear Shareholders:

Negative headlines tend to resonate during difficult markets, and we certainly have had more than our share of tough news recently. As a result consumer, and particularly investor, sentiment are at all-time lows. That said, I do think it is helpful to remember there are always silver linings in the storm clouds if you look hard enough.

Through all of the challenges we have faced, there are some positive underlying trends. In the United States, for example, institutional traders and credit market followers are just now showing increasing signs of confidence and are beginning to take on more risk. At the corporate level, earnings continue to be relatively strong as companies have reduced labor costs, controlled inventories, and relied less on debt to finance expansion. More broadly, low interest rates and strong demand for consumer goods and industrial equipment are good signs for the global economy.

While I do not mean to minimize the risks inherent in today’s markets, periods such as these allow the talented fund managers and research analysts we have at MFS® to test their convictions, reevaluate existing positions, and identify new investment ideas. Our investment process also includes a significant risk management component, with constant attention paid to monitoring market risk, so we can do our best to minimize any surprises to your portfolio.

For investors, this is a great time to check in with your advisor and make sure you have a sound investment plan in place — one that can keep your hard-earned money working over the long term through a strategy that involves asset allocation, diversification, and periodic portfolio rebalancing and reviews. A plan tailored to your distinct needs and goals continues to be the best approach to help you take advantage of the inevitable challenges — and opportunities — that present themselves over time.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

June 16, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
U.S. Treasury Securities	98.3%

Credit quality of bonds (r)
AAA	100.0%

Portfolio facts
Average Duration (d)(i)	6.1
Average Life (i)(m)	9.3 yrs
Average Maturity (i)(m)	9.4 yrs
Average Credit Quality of Rated Securities (long-term) (a)	AAA
Average Credit Quality of Rated Securities (short-term) (a)	A-1

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(m)	The average maturity shown is calculated using the final stated maturity on the portfolio’s holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 4/30/08.

Percentages are based on net assets as of 4/30/08, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2007 through April 30, 2008

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2007 through April 30, 2008.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The actual expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the

Expense Table – continued

relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/07	Ending Account Value 4/30/08	Expenses Paid During Period (p) 11/01/07-4/30/08
A	Actual	0.65%	$1,000.00	$1,063.77	$3.34
	Hypothetical (h)	0.65%	$1,000.00	$1,021.63	$3.27
B	Actual	1.42%	$1,000.00	$1,059.84	$7.27
	Hypothetical (h)	1.42%	$1,000.00	$1,017.80	$7.12
C	Actual	1.50%	$1,000.00	$1,060.33	$7.68
	Hypothetical (h)	1.50%	$1,000.00	$1,017.40	$7.52
I	Actual	0.50%	$1,000.00	$1,064.55	$2.57
	Hypothetical (h)	0.50%	$1,000.00	$1,022.38	$2.51
R1	Actual	1.57%	$1,000.00	$1,060.06	$8.04
	Hypothetical (h)	1.57%	$1,000.00	$1,017.06	$7.87
R2 (formerly R3)	Actual	1.03%	$1,000.00	$1,062.71	$5.28
	Hypothetical (h)	1.03%	$1,000.00	$1,019.74	$5.17
R3 (formerly R4)	Actual	0.79%	$1,000.00	$1,064.06	$4.05
	Hypothetical (h)	0.79%	$1,000.00	$1,020.93	$3.97
R4 (formerly R5)	Actual	0.52%	$1,000.00	$1,065.44	$2.67
	Hypothetical (h)	0.52%	$1,000.00	$1,022.28	$2.61

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Changes Impacting the Table

Effective January 1, 2008 the fund’s Class R2 (formerly Class R3), Class R3 (formerly Class R4) and Class R4 (formerly Class R5) retirement plan administration and service fee was terminated (as described in Note 3 of the Notes to the Financial Statements). Had this fee change been in effect throughout the entire six month period, the annualized expense ratios would have been 1.00%, 0.75% and 0.50% for Class R2, Class R3 and Class R4 shares, respectively; the actual expenses paid during the period would have been approximately $5.14, $3.86 and $2.58 for Class R2, Class R3, and Class R4 shares, respectively; and the hypothetical expenses paid during the period would have been approximately $5.04, $3.78 and $2.52 for Class R2, Class R3 and Class R4 shares, respectively.

Effective March 1, 2008 the fund’s Class R1 retirement plan administration and service fee was terminated and the Class R1 distribution fee was increased (as described in Note 3 of the Notes to the Financial Statements). Had these fee changes been in effect throughout the entire six month period, the annualized expense ratio would have been 1.50%; the actual expenses paid during the period would have been approximately $7.71; and the hypothetical expenses paid during the period would have been approximately $7.54.

PORTFOLIO OF INVESTMENTS

4/30/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 98.3%
Issuer	Shares/Par	Value ($)

U.S. Treasury Inflation Protected Securities - 98.3%
U.S. Treasury Bonds, 2.5%, 2016	$3,650,672	$3,979,517
U.S. Treasury Bonds, 1.625%, 2018	6,988,868	7,063,669
U.S. Treasury Bonds, 2.375%, 2025	5,806,774	6,108,907
U.S. Treasury Bonds, 2.375%, 2027	6,727,079	7,073,940
U.S. Treasury Bonds, 3.875%, 2029	3,949,069	5,146,439
U.S. Treasury Bonds, 3.375%, 2032	826,416	1,042,834
U.S. Treasury Notes, 0.875%, 2010	7,310,690	7,407,783
U.S. Treasury Notes, 2.375%, 2011	3,373,118	3,563,382
U.S. Treasury Notes, 3%, 2012	7,437,992	8,148,090
U.S. Treasury Notes, 1.875%, 2013	4,990,325	5,241,792
U.S. Treasury Notes, 2%, 2014	3,236,342	3,413,331
U.S. Treasury Notes, 1.625%, 2015	6,225,617	6,407,523
U.S. Treasury Notes, 2.375%, 2017	3,575,040	3,857,132
Total Bonds (Identified Cost, $68,560,160)		$68,454,339

Issuer/Expiration Date/Strike Price	Number of Contracts	Value ($)
Put Options Purchased - 0.0%
U.S. Treasury Bond Futures - May 2008 @ $115 (Premiums Paid, $14,480)	12	$6,563

Issuer	Shares/Par	Value ($)
Short-Term Obligations - 1.3%
Lloyds Bank PLC, 2.39%, due 5/01/08, at Amortized Cost and Value (y)	$936,000	$936,000
Total Investments (Identified Cost, $69,510,640) (k)		$69,396,902

Other Assets, Less Liabilities - 0.4%		245,210
Net Assets - 100.0%		$69,642,112

(k)	As of April 30, 2008, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $68,460,902 and 98.65% of market value. An independent pricing service provided an evaluated bid for 98.64% of the market value.
(y)	The rate shown represents an annualized yield at time of purchase.

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 4/30/08

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Depreciation
SELL	EUR	134	5/14/08	$208	$210	$(2)

At April 30, 2008, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/08 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments, at value (identified cost, $69,510,640)	$69,396,902
Cash	791
Receivable for fund shares sold	783,538
Interest receivable	328,747
Receivable from investment adviser	16,049
Other assets	445
Total assets		$70,526,472
Liabilities
Distributions payable	$22,508
Payable for forward foreign currency exchange contracts	2
Payable for fund shares reacquired	839,897
Payable to affiliates
Management fee	1,328
Shareholder servicing costs	13,049
Distribution and service fees	2,513
Administrative services fee	109
Payable for independent trustees’ compensation	1,962
Accrued expenses and other liabilities	2,992
Total liabilities		$884,360
Net assets		$69,642,112
Net assets consist of
Paid-in capital	$70,186,584
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(113,740)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(563,682)
Undistributed net investment income	132,950
Net assets		$69,642,112
Shares of beneficial interest outstanding		6,763,636

Statement of Assets and Liabilities (unaudited) – continued

Class A shares
Net assets	$32,892,036
Shares outstanding	3,195,106
Net asset value per share		$10.29
Offering price per share (100 / 95.25 × net asset value per share)		$10.80
Class B shares
Net assets	$13,354,116
Shares outstanding	1,297,353
Net asset value and offering price per share		$10.29
Class C shares
Net assets	$12,552,304
Shares outstanding	1,217,635
Net asset value and offering price per share		$10.31
Class I shares
Net assets	$6,897,123
Shares outstanding	670,195
Net asset value, offering price, and redemption price per share		$10.29
Class R1 shares
Net assets	$436,885
Shares outstanding	42,460
Net asset value, offering price, and redemption price per share		$10.29
Class R2 shares (formerly Class R3 shares)
Net assets	$2,790,943
Shares outstanding	271,056
Net asset value, offering price, and redemption price per share		$10.30
Class R3 shares (formerly Class R4 shares)
Net assets	$587,072
Shares outstanding	57,039
Net asset value, offering price, and redemption price per share		$10.29
Class R4 shares (formerly Class R5 shares)
Net assets	$131,633
Shares outstanding	12,792
Net asset value, offering price, and redemption price per share		$10.29

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/08    (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Interest income		$1,000,256
Expenses
Management fee	$106,013
Distribution and service fees	110,457
Shareholder servicing costs	38,062
Administrative services fee	9,037
Retirement plan administration and services fees	876
Independent trustees’ compensation	2,306
Custodian fee	15,924
Shareholder communications	15,594
Auditing fees	16,440
Legal fees	94
Registration fees	28,541
Miscellaneous	6,583
Total expenses		$349,927
Fees paid indirectly	(1,930)
Reduction of expenses by investment adviser and distributor	(152,729)
Net expenses		$195,268
Net investment income		$804,988
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$640,697
Futures contracts	(21,467)
Foreign currency transactions	(44,594)
Net realized gain (loss) on investments and foreign currency transactions		$574,636
Change in unrealized appreciation (depreciation)
Investments	$(507,867)
Translation of assets and liabilities in foreign currencies	(2)
Net unrealized gain (loss) on investments and foreign currency translation		$(507,869)
Net realized and unrealized gain (loss) on investments and foreign currency		$66,767
Change in net assets from operations		$871,755

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 4/30/08	Year ended 10/31/07
Change in net assets	(unaudited)
From operations
Net investment income	$804,988	$592,196
Net realized gain (loss) on investments and foreign currency transactions	574,636	11,951
Net unrealized gain (loss) on investments and foreign currency translation	(507,869)	313,825
Change in net assets from operations	$871,755	$917,972
Distributions declared to shareholders
From net investment income
Class A	$(470,484)	$(206,098)
Class B	(161,549)	(71,393)
Class C	(107,233)	(39,949)
Class I	(147,555)	(75,613)
Class R (b)	(1,080)	(1,830)
Class R1	(11,692)	(5,191)
Former Class R2 (b)	(6,511)	(1,584)
Class R2 (formerly Class R3)	(33,808)	(11,799)
Class R3 (formerly Class R4)	(13,749)	(8,430)
Class R4 (formerly Class R5)	(2,070)	(1,463)
Total distributions declared to shareholders	$(955,731)	$(423,350)
Change in net assets from fund share transactions	$49,748,377	$2,032,356
Total change in net assets	$49,664,401	$2,526,978
Net assets
At beginning of period	19,977,711	17,450,733
At end of period (including undistributed net investment income of $132,950 and $283,693, respectively)	$69,642,112	$19,977,711

(b)	At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following the conversion, Class R3 shares were renamed Class R2 shares.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/08		Years ended 10/31						Year ended 4/30
Class A			2007	2006		2005	2004 (z)		2004 (c)
	(unaudited)
Net asset value, beginning of period	$9.97		$9.69	$9.92		$10.24	$9.85		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.21		$0.36	$0.48		$0.46	$0.20		$0.16
Net realized and unrealized gain (loss) on investments and foreign currency	0.42		0.19	(0.24)		(0.27)	0.40		(0.13)
Total from investment operations	$0.63		$0.55	$0.24		$0.19	$0.60		$0.03
Less distributions declared to shareholders
From net investment income	$(0.31)		$(0.27)	$(0.47)		$(0.51)	$(0.21)		$(0.18)
From net realized gain on investments	—		—	(0.00	)(w)	—	—		—
Total distributions declared to shareholders	$(0.31)		$(0.27)	$(0.47)		$(0.51)	$(0.21)		$(0.18)
Net asset value, end of period	$10.29		$9.97	$9.69		$9.92	$10.24		$9.85
Total return (%) (r)(s)(t)	6.38	(n)	5.72	2.49		1.85	6.09	(n)	0.33	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.47	(a)	2.27	2.29		3.22	17.87	(a)	5.20	(a)
Expenses after expense reductions (f)	0.65	(a)	0.65	0.65		0.64	0.55	(a)	0.50	(a)
Net investment income	4.07	(a)	3.71	4.89		4.64	3.93	(a)	2.72	(a)
Portfolio turnover	30		97	231		203	90		141
Net assets at end of period (000 Omitted)	$32,892		$8,565	$7,698		$8,831	$647		$503

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/08		Years ended 10/31
Class B			2007	2006		2005	2004 (i)
	(unaudited)
Net asset value, beginning of period	$9.97		$9.69	$9.92		$10.23	$10.20
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.27	$0.40		$0.37	$0.00	(w)
Net realized and unrealized gain (loss) on investments and foreign currency	0.42		0.19	(0.25)		(0.26)	0.08
Total from investment operations	$0.59		$0.46	$0.15		$0.11	$0.08
Less distributions declared to shareholders
From net investment income	$(0.27)		$(0.18)	$(0.38)		$(0.42)	$(0.05)
From net realized gain on investments	—		—	(0.00	)(w)	—	—
Total distributions declared to shareholders	$(0.27)		$(0.18)	$(0.38)		$(0.42)	$(0.05)
Net asset value, end of period	$10.29		$9.97	$9.69		$9.92	$10.23
Total return (%) (r)(s)(t)	5.98	(n)	4.85	1.63		1.04	0.82	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.04	(a)	2.90	2.88		3.87	18.54	(a)
Expenses after expense reductions (f)	1.42	(a)	1.47	1.50		1.49	1.52	(a)
Net investment income	3.28	(a)	2.82	4.16		3.69	0.26	(a)
Portfolio turnover	30		97	231		203	90
Net assets at end of period (000 Omitted)	$13,354		$3,708	$4,437		$4,818	$310

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/08		Years ended 10/31
Class C			2007	2006		2005	2004 (i)
	(unaudited)
Net asset value, beginning of period	$9.98		$9.70	$9.94		$10.24	$10.20
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.26	$0.40		$0.38	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments and foreign currency	0.44		0.20	(0.26)		(0.26)	0.09
Total from investment operations	$0.60		$0.46	$0.14		$0.12	$0.09
Less distributions declared to shareholders
From net investment income	$(0.27)		$(0.18)	$(0.38)		$(0.42)	$(0.05)
From net realized gain on investments	—		—	(0.00	)(w)	—	—
Total distributions declared to shareholders	$(0.27)		$(0.18)	$(0.38)		$(0.42)	$(0.05)
Net asset value, end of period	$10.31		$9.98	$9.70		$9.94	$10.24
Total return (%) (r)(s)(t)	6.03	(n)	4.83	1.53		1.15	0.92	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.07	(a)	2.93	2.90		3.87	18.51	(a)
Expenses after expense reductions (f)	1.50	(a)	1.50	1.50		1.49	1.49	(a)
Net investment income (loss)	3.19	(a)	2.73	4.11		3.74	(0.17	)(a)
Portfolio turnover	30		97	231		203	90
Net assets at end of period (000 Omitted)	$12,552		$2,263	$2,294		$2,548	$85

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/08		Years ended 10/31						Year ended 4/30
Class I			2007	2006		2005	2004 (z)		2004 (c)
	(unaudited)
Net asset value, beginning of period	$9.97		$9.69	$9.92		$10.24	$9.85		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.21		$0.41	$0.51		$0.43	$0.20		$0.16
Net realized and unrealized gain (loss) on investments and foreign currency	0.43		0.15	(0.26)		(0.22)	0.40		(0.13)
Total from investment operations	$0.64		$0.56	$0.25		$0.21	$0.60		$0.03
Less distributions declared to shareholders
From net investment income	$(0.32)		$(0.28)	$(0.48)		$(0.53)	$(0.21)		$(0.18)
From net realized gain on investments	—		—	(0.00	)(w)	—	—		—
Total distributions declared to shareholders	$(0.32)		$(0.28)	$(0.48)		$(0.53)	$(0.21)		$(0.18)
Net asset value, end of period	$10.29		$9.97	$9.69		$9.92	$10.24		$9.85
Total return (%) (r)(s)	6.46	(n)	5.88	2.65		2.02	6.12	(n)	0.33(n	)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.19	(a)	1.89	1.87		2.88	17.52	(a)	4.86	(a)
Expenses after expense reductions (f)	0.50	(a)	0.50	0.50		0.50	0.50	(a)	0.50	(a)
Net investment income	4.21	(a)	4.22	5.26		4.23	4.01	(a)	2.74	(a)
Portfolio turnover	30		97	231		203	90		141
Net assets at end of period (000 Omitted)	$6,897		$3,846	$1,932		$1,339	$1,382		$1,044

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/08		Years ended 10/31
Class R1			2007	2006		2005 (i)
	(unaudited)
Net asset value, beginning of period	$9.96		$9.69	$9.92		$10.10
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.33	$0.43		$0.24
Net realized and unrealized gain (loss) on investments and foreign currency	0.44		0.11	(0.29)		(0.19)
Total from investment operations	$0.60		$0.44	$0.14		$0.05
Less distributions declared to shareholders
From net investment income	$(0.27)		$(0.17)	$(0.37)		$(0.23)
From net realized gain on investments	—		—	(0.00	)(w)	—
Total distributions declared to shareholders	$(0.27)		$(0.17)	$(0.37)		$(0.23)
Net asset value, end of period	$10.29		$9.96	$9.69		$9.92
Total return (%) (r)(s)	6.01	(n)	4.63	1.53		0.47	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.35	(a)	3.07	2.96		4.08	(a)
Expenses after expense reductions (f)	1.57	(a)	1.60	1.60		1.69	(a)
Net investment income	3.02	(a)	3.34	4.44		3.97	(a)
Portfolio turnover	30		97	231		203
Net assets at end of period (000 Omitted)	$437		$324	$233		$50

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/08		Years ended 10/31
Class R2 (formerly Class R3)			2007	2006		2005		2004 (i)
	(unaudited)
Net asset value, beginning of period	$9.97		$9.69	$9.93		$10.24		$10.20
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18		$0.34	$0.46		$0.29		$(0.00	)(w)
Net realized and unrealized gain (loss) on investments and foreign currency	0.44		0.16	(0.28)		(0.15	)(g)	0.10
Total from investment operations	$0.62		$0.50	$0.18		$0.14		$0.10
Less distributions declared to shareholders
From net investment income	$(0.29)		$(0.22)	$(0.42)		$(0.45)		$(0.06)
From net realized gain on investments	—		—	(0.00	)(w)	—		—
Total distributions declared to shareholders	$(0.29)		$(0.22)	$(0.42)		$(0.45)		$(0.06)
Net asset value, end of period	$10.30		$9.97	$9.69		$9.93		$10.24
Total return (%) (r)(s)	6.27	(n)	5.20	1.88		1.32		0.96	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.69	(a)	2.59	2.66		3.59		18.27	(a)
Expenses after expense reductions (f)	1.03	(a)	1.15	1.15		1.21		1.25	(a)
Net investment income (loss)	3.73	(a)	3.50	4.73		3.77		(0.10	)(a)
Portfolio turnover	30		97	231		203		90
Net assets at end of period (000 Omitted)	$2,791		$725	$372		$255		$40

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/08		Years ended 10/31
Class R3 (formerly Class R4)			2007	2006		2005 (i)
	(unaudited)
Net asset value, beginning of period	$9.96		$9.69	$9.92		$10.10
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.38	$0.50		$0.28
Net realized and unrealized gain (loss) on investments and foreign currency	0.45		0.13	(0.29)		(0.18)
Total from investment operations	$0.64		$0.51	$0.21		$0.10
Less distributions declared to shareholders
From net investment income	$(0.31)		$(0.24)	$(0.44)		$(0.28)
From net realized gain on investments	—		—	(0.00	)(w)	—
Total distributions declared to shareholders	$(0.31)		$(0.24)	$(0.44)		$(0.28)
Net asset value, end of period	$10.29		$9.96	$9.69		$9.92
Total return (%) (r)(s)	6.41	(n)	5.36	2.24		0.93	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.50	(a)	2.33	2.28		3.28	(a)
Expenses after expense reductions (f)	0.79	(a)	0.90	0.90		0.90	(a)
Net investment income	3.85	(a)	3.94	5.16		4.76	(a)
Portfolio turnover	30		97	231		203
Net assets at end of period (000 Omitted)	$587		$392	$236		$50

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/08		Years ended 10/31
Class R4 (formerly Class R5)			2007	2006		2005 (i)
	(unaudited)
Net asset value, beginning of period	$9.96		$9.69	$9.92		$10.10
Income (loss) from investment operations
Net investment income (d)	$0.21		$0.38	$0.49		$0.30
Net realized and unrealized gain (loss) on investments and foreign currency	0.44		0.16	(0.25)		(0.19)
Total from investment operations	$0.65		$0.54	$0.24		$0.11
Less distributions declared to shareholders
From net investment income	$(0.32)		$(0.27)	$(0.47)		$(0.29)
From net realized gain on investments	—		—	(0.00	)(w)	—
Total distributions declared to shareholders	$(0.32)		$(0.27)	$(0.47)		$(0.29)
Net asset value, end of period	$10.29		$9.96	$9.69		$9.92
Total return (%) (r)(s)	6.54	(n)	5.67	2.54		1.10(n	)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.18	(a)	2.03	1.99		2.98	(a)
Expenses after expense reductions (f)	0.52	(a)	0.60	0.60		0.60	(a)
Net investment income	4.23	(a)	3.98	5.08		5.06	(a)
Portfolio turnover	30		97	231		203
Net assets at end of period (000 Omitted)	$132		$55	$52		$51

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 30, 2003, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, September 1, 2004 (Classes B, C, and R2), and April 1, 2005 (Classes R1, R3, and R4) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(z)	During 2004, the fund changed its fiscal year-end from April 30 to October 31.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Inflation-Adjusted Bond Fund (the fund) is a series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as reported by an independent pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as reported by an independent pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker-dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from an independent source. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar

Notes to Financial Statements (unaudited) – continued

groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the “Statement”) was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund’s financial statements.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as

Notes to Financial Statements (unaudited) – continued

U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Derivative Risk – The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Cash that has been segregated on behalf of certain derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Derivative instruments include purchased options, forward contracts, and futures contracts.

Purchased Options – The fund may purchase call or put options for a premium. Purchasing call options may be a hedge against an anticipated increase in the dollar cost of securities to be acquired or to increase the fund’s exposure to the underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities. The premium paid is included as an investment in the Statement of Assets and Liabilities and is subsequently adjusted to the current value of the option. Premiums paid for purchased options which have expired are treated as realized losses on investments in the Statement of Operations. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security or financial instrument to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Futures Contracts – The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Notes to Financial Statements (unaudited) – continued

Forward Foreign Currency Exchange Contracts – The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the

Notes to Financial Statements (unaudited) – continued

Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended April 30, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”) on the first day of the fund’s fiscal year. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

10/31/07
Ordinary income (including any short-term capital gains)	$423,350

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/08
Cost of investments	$69,764,816
Gross appreciation	$155,320
Gross depreciation	(523,234)
Net unrealized appreciation (depreciation)	$(367,914)

As of 10/30/07
Undistributed ordinary income	$361,729
Capital loss carryforwards	(981,454)
Other temporary differences	(78,036)
Net unrealized appreciation (depreciation)	$237,265

The aggregate cost above includes prior fiscal year end tax adjustments.

As of October 31, 2007, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

10/31/14	$(715,997)
10/31/15	(265,457)
$(981,454)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following this conversion, Class R3, Class R4, and Class R5 shares were renamed Class R2, Class R3, and Class R4 shares, respectively.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund’s average daily net assets.

Notes to Financial Statements (unaudited) – continued

The investment adviser has agreed in writing to reduce its management fee to 0.35% of average daily net assets. This written agreement may be rescinded only upon consent of the fund’s Board of Trustees. This management fee reduction amounted to $31,879, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2008 was equivalent to an annual effective rate of 0.35% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that operating expenses do not exceed 0.15% annually of the fund’s average daily net assets. This written agreement will continue through February 28, 2009 unless changed or rescinded by the fund’s Board of Trustees. For the year period ended April 30, 2008, this reduction amounted to $100,771 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $24,298 for the six months ended April 30, 2008, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	0.10%	0.25%	0.35%	0.15%	$34,960
Class B	0.75%	0.25%	1.00%	0.92%	37,772
Class C	0.75%	0.25%	1.00%	1.00%	30,604
Class R (b)	0.25%	0.25%	0.50%	0.50%	164
Class R1	0.75%	0.25%	1.00%	0.83%	1,705
Former Class R2 (b)	0.25%	0.25%	0.50%	0.50%	888
Class R2 (formerly Class R3)	0.25%	0.25%	0.50%	0.50%	3,734
Class R3 (formerly Class R4)	—	0.25%	0.25%	0.25%	630
Total Distribution and Service Fees					$110,457

(b)	At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following the conversion, Class R3 shares were renamed Class R2 shares.

Notes to Financial Statements (unaudited) – continued

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2008 based on each class’ average daily net assets. 0.10% of the Class A service fee is currently being waived under a written waiver arrangement through February 28, 2009. For the six months ended April 30, 2008, this waiver amounted to $9,989 and is reflected as a reduction of total expenses in the Statement of Operations. Assets attributable to Class B shares sold prior to May 1, 2006 are subject to the 0.25% annual Class B service fee. Assets attributable to Class B shares are currently subject to a Class B service fee of 0.15% annually. The remaining portion of the Class B service fee is not in effect on such assets but may be implemented on such date as the fund’s Board of Trustees may determine. 0.10% of the Class A distribution fee is currently being waived under a written waiver arrangement through February 28, 2009. For the six months ended April 30, 2008, this waiver amounted to $9,989 and is reflected as a reduction of total expenses in the Statement of Operations. Effective March 1, 2008, the distribution fee rate for Class R1 shares increased from 0.50% to 0.75%.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2008, were as follows:

Amount
Class A	$1,094
Class B	$7,773
Class C	$278

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2008, the fee was $15,202, which equated to 0.0715% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended April 30, 2008, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $21,217.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and each underlying fund in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended April 30, 2008, the fund amounted to $1,643 and are reflected in the shareholder services cost on the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended April 30, 2008 was equivalent to an annual effective rate of 0.0425% of the fund’s average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above prior to March 1, 2008, MFS was responsible for providing certain retirement plan administration and services with respect to certain shares. These services included various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS generally paid all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended April 30, 2008, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class’ average daily net assets:

	Beginning of period through 12/31/07	Effective 1/01/08	Effective 3/01/08	Annual Effective Rate (g)	Total Amount
Class R1	0.35%	0.35%	—	0.24%	$493
Former Class R2 (b)	0.25%	—	—	0.02%	41
Class R2 (formerly Class R3)	0.15%	—	—	0.03%	231
Class R3 (formerly Class R4)	0.15%	—	—	0.04%	102
Class R4 (formerly Class R5)	0.10%	—	—	0.02%	9
Total Retirement Plan Administration and Services Fees					$876

(b)	At the close of business on April 18, 2008. Class R and Class R2 shares converted into Class R3 shares. Following this conversion, Class R3 shares were renamed Class R2 shares.
(g)	Effective January 1, 2008, the annual retirement plan administration and service fee was eliminated for the former Class R2, Class R2 (formerly Class R3), Class R3 (formerly Class R4), and Class R4 (formerly Class R5) shares. Effective March 1, 2008, the annual retirement plan administration and service fee was eliminated for Class R1 shares.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Notes to Financial Statements (unaudited) – continued

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended April 30, 2008, the fee paid by the fund to Tarantino LLC was $148 and is included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund to Tarantino LLC in the amount of $101, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. government securities	$60,885,358	$12,356,062

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/08		Year ended 10/31/07
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,907,596	$30,322,240	488,940	$4,741,702
Class B	1,102,719	11,507,028	113,398	1,104,641
Class C	1,149,043	12,042,592	87,338	852,648
Class I	422,238	4,400,012	448,563	4,408,114
Class R (b)	9,950	100,097	1,304	12,642
Class R1	28,255	289,347	38,526	368,829
Former Class R2 (b)	80,436	847,414	5,225	51,044
Class R2 (formerly Class R3)	212,918	2,192,468	77,873	746,456
Class R3 (formerly Class R4)	25,620	266,673	49,882	481,290
Class R4 (formerly Class R5)	7,128	75,428	—	—
	5,945,903	$62,043,299	1,311,049	$12,767,366

Notes to Financial Statements (unaudited) – continued

	Six months ended 4/30/08		Year ended 10/31/07
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	37,370	$387,240	17,264	$168,470
Class B	11,633	120,533	5,272	51,469
Class C	6,835	71,025	2,238	21,895
Class I	14,289	147,555	7,643	74,776
Class R (b)	88	924	189	1,824
Class R1	1,126	11,562	530	5,178
Former Class R2 (b)	495	5,163	162	1,584
Class R2 (formerly Class R3)	3,266	33,808	1,205	11,799
Class R3 (formerly Class R4)	1,331	13,749	862	8,413
Class R4 (formerly Class R5)	200	2,070	150	1,463
	76,633	$793,629	35,515	$346,871
Shares reacquired
Class A	(609,135)	$(6,303,664)	(441,307)	$(4,246,169)
Class B	(189,055)	(1,959,234)	(204,675)	(1,985,198)
Class C	(164,960)	(1,714,337)	(99,246)	(960,354)
Class I	(152,242)	(1,582,338)	(269,684)	(2,661,905)
Class R (b)	(10,199)	(105,808)	(16,342)	(156,050)
Class R1	(19,474)	(200,624)	(30,543)	(292,294)
Former Class R2 (b)	(90,755)	(940,461)	(888)	(8,560)
Class R2 (formerly Class R3)	(17,887)	(185,040)	(44,669)	(426,243)
Class R3 (formerly Class R4)	(9,293)	(96,664)	(35,729)	(345,108)
Class R4 (formerly Class R5)	(36)	(381)	—	—
	(1,263,036)	$(13,088,551)	(1,143,083)	$(11,081,881)
Net change
Class A	2,335,831	$24,405,816	64,897	$664,003
Class B	925,297	9,668,327	(86,005)	(829,088)
Class C	990,918	10,399,280	(9,670)	(85,811)
Class I	284,285	2,965,229	186,522	1,820,985
Class R (b)	(161)	(4,787)	(14,849)	(141,584)
Class R1	9,907	100,285	8,513	81,713
Former Class R2 (b)	(9,824)	(87,884)	4,499	44,068
Class R2 (formerly Class R3)	198,297	2,041,236	34,409	332,012
Class R3 (formerly Class R4)	17,658	183,758	15,015	144,595
Class R4 (formerly Class R5)	7,292	77,117	150	1,463
	4,759,500	$49,748,377	203,481	$2,032,356

(b)	At the close of business on April 18, 2008. Class R and Class R2 shares converted into Class R3 shares. Following this conversion, Class R3 shares were renamed Class R2 shares.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the

Notes to Financial Statements (unaudited) – continued

MFS Lifetime Retirement Income Fund and MFS Lifetime 2010 Fund were the owners of record of approximately 3% and 2%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended April 30, 2008, the fund’s commitment fee and interest expense were $41 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

RESULTS OF SHAREHOLDER MEETING

(unaudited)

At a special meeting of the Class R1 shareholders of MFS Inflation-Adjusted Bond Fund, which was held on February 15, 2008, the following actions were taken:

Item 1. To approve an amendment to the current Master Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, with respect to Class R1 shares of the fund.

Number of Dollars
For	439,693.73
Against	0.00
Abstain	0.00

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the Fund’s investment advisory agreement is available by clicking on the fund’s name under “Select a fund” on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission 100 F Street, NE, Room 1580 Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

# CONTACT US

**Web site**
mfs.com

**MFS TALK**
1-800-637-8255
24 hours a day

**Account service and literature**

Shareholders
1-800-225-2606
8 a.m. to 8 p.m. Eastern time

Investment professionals
1-800-343-2829
8 a.m. to 8 p.m. Eastern time

**Retirement plan services**
1-800-637-1255
8 a.m. to 8 p.m. Eastern time

**Mailing address**
MFS Service Center, Inc.
P.O. Box 55824
Boston, MA
02205-5824

**Overnight mail**
MFS Service Center, Inc.
c/o Boston Financial Data Services
30 Dan Road
Canton, MA 02021-2809

Go paperless with **eDelivery**: Arrange to have MFS® send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

**Sign up:** If your account is registered with us, simply go to **mfs.com**, log in to your account via MFS® Access, and select the eDelivery sign-up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

M F S®
INVESTMENT MANAGEMENT

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MFS SERIES TRUST IX

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President

Date: June 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President (Principal Executive Officer)

Date: June 16, 2008

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 16, 2008

*	Print name and title of each signing officer under his or her signature.